OTHER LIABILITIES - Disclosure Of Detailed Information About Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Warrant liability	$ 4,467	$ 15,945
Share-based payment liability	1,184	983
Deferred consideration		45,805
Offtake liability	637	730
Gold Prepay Agreement embedded derivative	1,676	0
Total other liabilities	18,451	95,791
Less current portion	1,186	46,181
Long-term portion	17,265	49,610
Orion
Disclosure of financial liabilities [line items]
Other financial liabilities	9,028	27,029
Sprott
Disclosure of financial liabilities [line items]
Other financial liabilities	1,459	$ 5,299
Gold Prepay Agreement embedded derivative	$ 1,500